INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE_ASSETS

Amounts in $ ‘000	RUCONEST® for HAE (EU)	Development costs	RUCONEST® licenses	Joenja® license	Software	Total
At cost	598	7,180	71,811	25,185	4,255	109,029
Accumulated:
Amortization charges	(598)	—	(17,441)	—	(242)	(18,281)
Impairment charges	—	(6,914)	—	—	—	(6,914)
Carrying value at January 1, 2022	—	266	54,370	25,185	4,013	83,834

Amortization charges	—	—	(3,597)	—	(720)	(4,317)
Assets acquired	—	—	—	—	601	601
Divestments - cost	—	(6,431)	—	—	—	(6,431)
Divestment - impairment charges	—	6,431	—	—	—	6,431
Currency translation - cost	(35)	(499)	(4,228)	(1,482)	(235)	(6,479)
Currency translation - amortization	35	—	984	—	(20)	999
Currency translation - impairment	—	483	—	—	—	483
MOVEMENT 2022	—	(16)	(6,841)	(1,482)	(374)	(8,713)

At cost	563	250	67,583	23,703	4,621	96,720
Accumulated:
Amortization charges	(563)	—	(20,054)	—	(982)	(21,599)
Impairment charges	—	—	—	—	—	—
Carrying value at December 31, 2022	—	250	47,529	23,703	3,639	75,121

Amortization charges	—	—	(3,681)	(1,300)	(884)	(5,865)
Impairment charges	—	(253)	—	—	—	(253)
Assets acquired	—	—	—	—	27	27
Divestments - cost	—	(253)	—	—	(18)	(271)
Divestment - accumulated amortization	—	—	—	—	12	12
Divestment - impairment charges	—	253	—	—	—	253
Currency translation - cost	18	3	2,126	744	142	3,033
Currency translation - amortization	(18)	—	(702)	(26)	(44)	(790)
Movement 2023	—	(250)	(2,257)	(582)	(765)	(3,854)

At cost	581	—	69,709	24,447	4,772	99,509
Accumulated:
Amortization charges	(581)	—	(24,437)	(1,326)	(1,898)	(28,242)
Carrying value at December 31, 2023	—	—	45,272	23,121	2,874	71,267
RUCONEST® for HAE (EU)
The Company has capitalized development costs in relation to RUCONEST® for HAE in the EU. Following market launch of the product in 2010 the amortization of the asset started, and no further development costs have been capitalized in respect to this item since then. These development costs are fully amortized since the end of 2021.
Development costs
During 2023 the Company decided to discontinue the Pompe disease program and therefore impaired and disposed the remaining assets related to the development costs for alpha-glucosidase for Pompe disease.

RUCONEST® license (referred to as 'Re-acquired rights and Licenses' in 2022)
The RUCONEST® license relates to RUCONEST® acquisition of all North American commercialization rights from Bausch Health (formerly Valeant Pharmaceuticals) in 2016 and the RUCONEST® acquisition of all European commercialization and distribution rights from Swedish Orphan International AB, or Sobi, in 2020.
Joenja® (referred to as 'Novartis license' in 2022)
In August 2019, Pharming entered into a development collaboration and license agreement with Novartis to develop and commercialize leniolisib, the P13Kδ inhibitor being developed by Novartis to treat patients with Activated Phosphoinositide 3-kinase Delta Syndrome, or APDS. In 2023, no additional development costs were capitalized. Following FDA approval March 24, 2023 the amortization of Joenja® license commenced.
Software
Amortization of software is mainly related to our ERP system SAP S/4HANA.